UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Scott C. Sipple
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 29, 2018

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West T. Rowe Price Mid Cap Growth Fund
(Institutional, Investor and Class L)
Semi-Annual Report
June 29, 2018
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 29, 2018
Sector	Percentage of Fund Investments
Consumer, Non-cyclical	23.82%
Industrial	21.27
Consumer, Cyclical	16.63
Technology	13.09
Financial	8.76
Communications	3.23
Basic Materials	3.04
Energy	1.37
Utilities	0.94
Short Term Investments	7.85
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 29, 2018).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/18)	(06/29/18)	(01/01/18 – 06/29/18)
Institutional Class
Actual	$1,000.00	$1,049.80	$3.39
Hypothetical (5% return before expenses)	$1,000.00	$1,021.40	$3.34
Investor Class
Actual	$1,000.00	$1,048.70	$5.15
Hypothetical (5% return before expenses)	$1,000.00	$1,019.60	$5.08
Class L
Actual	$1,000.00	$1,046.70	$6.41
Hypothetical (5% return before expenses)	$1,000.00	$1,018.40	$6.32
* Expenses are equal to the Fund's annualized expense ratio of 0.67% for the Institutional Class, 1.02% for the Investor Class and 1.27% for the Class L shares, multiplied by the average account value over the period, multiplied by 180/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 3.07%
99,300	Air Products & Chemicals Inc	$ 15,463,989
98,300	Franco-Nevada Corp	7,177,866
211,000	RPM International Inc	12,305,520
533,900	Valvoline Inc	11,516,223
		46,463,598
Communications — 3.14%
83,800	Expedia Inc	10,071,922
108,900	Interactive Corp(a)	16,606,161
34,700	Match Group Inc(a)	1,344,278
77,417	Maxar Technologies Ltd	3,911,107
22,200	Shopify Inc Class A(a)	3,238,758
342,193	Symantec Corp	7,066,285
66	Venture Global LNG Inc Series B(a)(b)(c)	334,290
410	Venture Global LNG Inc Series C(a)(b)(c)	2,076,650
27,000	Zillow Group Inc Class A(a)	1,613,250
23,011	Zillow Group Inc Class C(a)	1,359,030
		47,621,731
Consumer, Cyclical — 16.80%
148,400	Aptiv PLC	13,597,892
297,800	Aramark	11,048,380
68,400	Burlington Stores Inc(a)	10,296,252
136,800	CarMax Inc(a)	9,968,616
94,400	Casey's General Stores Inc	9,919,552
45,300	Darden Restaurants Inc	4,849,818
270,800	Dollar General Corp	26,700,880
128,200	Dunkin' Brands Group Inc	8,854,774
25,100	Ferrari NV	3,388,751
345,000	HD Supply Holdings Inc(a)	14,797,050
74,870	Hilton Worldwide Holdings Inc	5,926,709
196,600	KAR Auction Services Inc	10,773,680
99,300	Marriott International Inc Class A	12,571,380
415,300	MGM Resorts International	12,056,159
199,500	Michaels Cos Inc(a)	3,824,415
415,300	Norwegian Cruise Line Holdings Ltd(a)	19,622,925
33,700	O'Reilly Automotive Inc(a)	9,219,309
33,700	PVH Corp	5,045,564
49,100	Royal Caribbean Cruises Ltd	5,086,760
591,700	Tapestry Inc	27,638,307
25,100	Ulta Beauty Inc(a)	5,859,846
122,400	United Continental Holdings Inc(a)	8,534,952
54,000	Vail Resorts Inc	14,806,260
		254,388,231
Consumer, Non-Cyclical — 24.05%
181,711	Acadia Healthcare Co Inc(a)	7,433,797
293,900	Alkermes PLC(a)	12,096,924
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
83,529	Alnylam Pharmaceuticals Inc(a)	$ 8,226,771
399,417	Bruker Corp	11,599,070
296,800	Catalent Inc(a)	12,432,952
172,500	ConAgra Foods Inc	6,163,425
111,800	Cooper Cos Inc	26,323,310
258,300	CoreLogic Inc(a)	13,405,770
25,000	Costar Group Inc(a)	10,315,750
62,600	Dentsply Sirona Inc	2,740,002
54,900	DexCom Inc(a)	5,214,402
293,000	Envision Healthcare Corp(a)	12,894,930
39,500	Equifax Inc	4,941,845
58,444	FleetCor Technologies Inc(a)	12,311,229
49,100	Gartner Inc(a)	6,525,390
99,300	Global Payments Inc	11,070,957
609,000	Hologic Inc(a)	24,207,750
19,300	IDEXX Laboratories Inc(a)	4,206,242
183,100	IHS Markit Ltd(a)	9,446,129
17,300	Illumina Inc(a)	4,831,717
100,200	Incyte Corp(a)	6,713,400
86,700	IQVIA Holdings Inc(a)	8,654,394
3,426	Madrigal Pharmaceuticals Inc(a)	958,218
23,100	MarketAxess Holdings Inc	4,570,566
158,214	MEDNAX Inc(a)	6,847,502
17,300	Sage Therapeutics Inc(a)	2,707,969
95,466	Seattle Genetics Inc(a)	6,337,988
198,386	ServiceMaster Global Holdings Inc(a)	11,798,015
270,800	Sprouts Farmers Market Inc(a)	5,976,556
134,900	Teleflex Inc	36,181,529
16,400	TESARO Inc(a)	729,308
208,925	TransUnion	14,967,387
160,900	TreeHouse Foods Inc(a)	8,448,859
146,500	Verisk Analytics Inc(a)	15,769,260
74,200	West Pharmaceutical Services Inc	7,367,318
242,800	Worldpay Inc Class A(a)	19,856,184
		364,272,815
Energy — 1.38%
264,000	Arc Resources Ltd	2,727,053
248,600	Centennial Resource Development Inc Class A(a)	4,489,716
99,300	Concho Resources Inc(a)	13,738,155
		20,954,924
Financial — 8.85%
55,811	Assurant Inc	5,775,880
50,100	Axis Capital Holdings Ltd	2,786,562
122,400	CBOE Global Markets Inc	12,738,168
293,000	Fifth Third Bancorp	8,409,100
516,500	FNF Group	19,430,730
295,800	KKR & Co LP	7,350,630

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Shares		Fair Value
Financial — (continued)
59,130	Oaktree Capital Group LLC LP	$ 2,403,635
345,000	Progressive Corp	20,406,750
447,100	SLM Corp(a)	5,119,295
404,700	TD Ameritrade Holding Corp	22,165,419
78,100	Webster Financial Corp	4,974,970
148,400	Willis Towers Watson PLC	22,497,440
		134,058,579
Industrial — 21.48%
292,000	ADT Inc	2,525,800
344,000	Agilent Technologies Inc	21,272,960
154,200	Allegion PLC	11,928,912
26,000	Ardagh Group SA	432,120
470,300	Ball Corp	16,719,165
107,000	BWX Technologies Inc	6,668,240
35,700	Coherent Inc(a)	5,584,194
244,800	Colfax Corp(a)	7,503,120
495,300	Corning Inc	13,625,703
186,000	Fortive Corp	14,342,460
237,450	Gardner Denver Holdings Inc(a)	6,978,655
153,200	Harris Corp	22,143,528
170,600	IDEX Corp	23,283,488
24,100	JB Hunt Transport Services Inc	2,929,355
85,800	Kansas City Southern	9,091,368
490,500	Keysight Technologies Inc(a)	28,954,215
17,300	L3 Technologies Inc	3,327,136
36,600	Martin Marietta Materials Inc	8,173,878
114,700	National Instruments Corp	4,815,106
96,400	Roper Technologies Inc	26,597,724
98,300	Sealed Air Corp	4,172,835
461,600	Sensata Technologies Holding PLC(a)	21,962,928
539,700	Textron Inc	35,571,627
190,800	Waste Connections Inc	14,363,424
183,100	Xylem Inc	12,337,278
		325,305,219
Technology — 12.98%
17,300	athenahealth Inc(a)	2,753,122
177,300	Atlassian Corp PLC Class A(a)	11,084,796
223,600	Black Knight Inc(a)	11,973,780
112,700	CDK Global Inc	7,331,135
14,579	Dropbox Inc Class A(a)	472,651
90,004	Dropbox Inc Class B(a)(c)	2,772,033
27,000	Electronic Arts Inc(a)	3,807,540
85,800	Fidelity National Information Services Inc	9,097,374
247,700	Fiserv Inc(a)	18,352,093
49,100	Guidewire Software Inc(a)	4,359,098
537,700	Marvell Technology Group Ltd	11,528,288
147,400	Maxim Integrated Products Inc	8,646,484
Shares		Fair Value
Technology — (continued)
334,400	Microchip Technology Inc	$ 30,413,680
50,100	Qorvo Inc(a)	4,016,517
68,400	Red Hat Inc(a)	9,190,908
12,500	ServiceNow Inc(a)	2,155,875
73,200	Skyworks Solutions Inc	7,074,780
34,700	Splunk Inc(a)	3,439,117
137,321	SS&C Technologies Holdings Inc	7,126,960
88,700	Tableau Software Inc Class A(a)	8,670,425
39,500	Veeva Systems Inc Class A(a)	3,035,970
18,350	WeWork Class A(a)(b)(c)	841,348
122,400	Workday Inc Class A(a)	14,825,088
208,200	Xilinx Inc	13,587,132
		196,556,194
Utilities — 0.95%
59,700	Atmos Energy Corp	5,381,358
77,100	Sempra Energy	8,952,081
		14,333,439
TOTAL COMMON STOCK — 92.70% (Cost $1,084,591,858)		$1,403,954,730
CONVERTIBLE PREFERRED STOCK
Communications — 0.12%
5,230	Roofoods Ltd Series F, 0.00%(a)(b)(c)	1,849,171
Technology — 0.24%
44,193	WeWork Series D-1, 0.00%(a)(b)(c)	2,026,249
34,723	WeWork Series D-2, 0.00%(a)(b)(c)	1,592,050
		3,618,299
TOTAL CONVERTIBLE PREFERRED STOCK — 0.36% (Cost $3,163,220)		$ 5,467,470

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 7.92%
$120,000,000	Federal Home Loan Bank 1.65%, 07/02/2018	$ 119,989,133
SHORT TERM INVESTMENTS — 7.92% (Cost $119,989,133)		$ 119,989,133
TOTAL INVESTMENTS — 100.98% (Cost $1,207,744,211)		$1,529,411,333
OTHER ASSETS & LIABILITIES, NET — (0.98)%		$ (14,801,469)
TOTAL NET ASSETS — 100.00%		$1,514,609,864
(a)	Non-income producing security.
(b)	Security is fair valued using significant unobservable inputs.
(c)	Restricted security; further details of these securities are included in a subsequent table.
LP	Limited Partnership
At June 29, 2018, the Fund held the following restricted securities:
Security	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Common Stock
Dropbox Inc Class B	05/01/2012-04/04/2018	$1,221,683	$2,772,033	0.18%
Venture Global LNG Inc Series B	03/08/2018	199,320	334,290	0.02
Venture Global LNG Inc Series C	10/16/2017-03/08/2018	1,504,805	2,076,650	0.14
WeWork Class A	12/09/2014-05/26/2015	265,478	841,348	0.06
Convertible Preferred Stock
Roofoods Ltd Series F	09/12/2017	1,849,174	1,849,171	0.12
WeWork Series D-1	12/09/2014	735,866	2,026,249	0.13
WeWork Series D-2	12/09/2014	578,180	1,592,050	0.11
		$6,354,506	$11,491,791	0.76%
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 29, 2018 (Unaudited)
Great-West T. Rowe Price Mid Cap Growth Fund
ASSETS:
Investments in securities, fair value(a)	$1,529,411,333
Cash	1,059,744
Cash denominated in foreign currencies, fair value(b)	8,858
Dividends receivable	804,163
Subscriptions receivable	3,000,185
Receivable for investments sold	54,029,855
Total Assets	1,588,314,138
LIABILITIES:
Payable for director fees	2,058
Payable for distribution fees	7,073
Payable for investments purchased	2,387,167
Payable for other accrued fees	78,912
Payable for shareholder services fees	242,613
Payable to investment adviser	839,869
Redemptions payable	70,146,582
Total Liabilities	73,704,274
NET ASSETS	$1,514,609,864
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$11,138,150
Paid-in capital in excess of par	1,060,354,191
Net unrealized appreciation	321,667,150
Undistributed net investment income	171,505
Accumulated net realized gain	121,278,868
NET ASSETS	$1,514,609,864
NET ASSETS BY CLASS
Investor Class	$765,752,324
Class L	$37,153,627
Institutional Class	$711,703,913
CAPITAL STOCK:
Authorized
Investor Class	100,000,000
Class L	15,000,000
Institutional Class	160,000,000
Issued and Outstanding
Investor Class	28,005,248
Class L	5,019,419
Institutional Class	78,356,828
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$27.34
Class L	$7.40
Institutional Class	$9.08
(a) Cost of investments	$1,207,744,211
(b) Cost of cash denominated in foreign currencies	$8,830
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 29, 2018 (Unaudited)
Great-West T. Rowe Price Mid Cap Growth Fund
INVESTMENT INCOME:
Interest	$783,456
Income from securities lending	124,385
Dividends	6,028,498
Foreign withholding tax	(39,433)
Total Income	6,896,906
EXPENSES:
Management fees	5,049,265
Shareholder services fees – Investor Class	1,442,943
Shareholder services fees – Class L	61,179
Audit and tax fees	14,806
Custodian fees	27,630
Director's fees	8,365
Distribution fees – Class L	43,459
Legal fees	973
Pricing fees	200
Registration fees	35,309
Shareholder report fees	13,576
Transfer agent fees	6,674
Other fees	3,901
Total Expenses	6,708,280
Less amount waived by investment adviser	36,833
Net Expenses	6,671,447
NET INVESTMENT INCOME	225,459
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments and foreign currency transactions	103,350,559
Net change in unrealized depreciation on investments and foreign currency translations	(32,015,605)
Net Realized and Unrealized Gain	71,334,954
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$71,560,413
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 29, 2018 and fiscal year ended December 31, 2017
Great-West T. Rowe Price Mid Cap Growth Fund	2018 (Unaudited)	2017
OPERATIONS:
Net investment income (loss)	$225,459	$(1,531,910)
Net realized gain	103,350,559	128,583,542
Net change in unrealized appreciation (depreciation)	(32,015,605)	139,953,200
Net Increase in Net Assets Resulting from Operations	71,560,413	267,004,832
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	-	(2,354,120)
Class L	(1,571)	(346,584)
Institutional Class	(52,383)	(6,588,780)
From net investment income	(53,954)	(9,289,484)
From net realized gains
Investor Class	-	(40,478,240)
Class L	-	(5,389,160)
Institutional Class	-	(77,408,543)
From net realized gains	0	(123,275,943)
Total Distributions	(53,954)	(132,565,427)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	125,684,304	233,194,467
Class L	6,613,201	14,113,668
Institutional Class	190,702,049	224,887,086
Shares issued in reinvestment of distributions
Investor Class	-	42,832,360
Class L	1,571	5,735,744
Institutional Class	52,383	83,997,323
Shares redeemed
Investor Class	(209,336,890)	(296,677,125)
Class L	(4,390,227)	(23,987,179)
Institutional Class	(90,970,110)	(93,003,142)
Net Increase in Net Assets Resulting from Capital Share Transactions	18,356,281	191,093,202
Total Increase in Net Assets	89,862,740	325,532,607
NET ASSETS:
Beginning of Period	1,424,747,124	1,099,214,517
End of Period(a)	$1,514,609,864	$1,424,747,124
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 29, 2018 and fiscal year ended December 31, 2017
Great-West T. Rowe Price Mid Cap Growth Fund	2018 (Unaudited)	2017
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	4,604,325	9,261,236
Class L	890,744	1,853,779
Institutional Class	21,175,099	24,233,688
Shares issued in reinvestment of distributions
Investor Class	-	1,647,030
Class L	208	797,369
Institutional Class	5,657	9,587,407
Shares redeemed
Investor Class	(7,676,715)	(11,918,057)
Class L	(594,767)	(3,202,894)
Institutional Class	(10,008,797)	(10,185,637)
Net Increase	8,395,754	22,073,921
(a) Including undistributed net investment income:	$171,505	$0
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/29/2018(Unaudited)	$26.08	(0.02)	1.28	1.26	-	-	(0.00)	$27.34	4.87% (d)
12/31/2017	$22.12	(0.06)	5.46	5.40	(0.08)	(1.36)	(1.44)	$26.08	24.43%
12/31/2016	$21.64	(0.05)	1.39	1.34	(0.01)	(0.85)	(0.86)	$22.12	6.18%
12/31/2015	$21.98	(0.07)	1.47	1.40	-	(1.74)	(1.74)	$21.64	6.52%
12/31/2014	$22.03	(0.09)	2.95	2.86	(0.18)	(2.73)	(2.91)	$21.98	12.78%
12/31/2013	$17.56	(0.09)	6.45	6.36	(0.01)	(1.88)	(1.89)	$22.03	36.36%
Class L
06/29/2018(Unaudited)	$ 7.07	(0.01)	0.34	0.33	(0.00) (e)	-	(0.00) (e)	$ 7.40	4.67% (d)
12/31/2017	$ 6.87	(0.04)	1.69	1.65	(0.09)	(1.36)	(1.45)	$ 7.07	24.17%
12/31/2016	$ 7.30	(0.03)	0.47	0.44	(0.02)	(0.85)	(0.87)	$ 6.87	5.94%
12/31/2015	$ 8.41	(0.05)	0.57	0.52	(0.08)	(1.55)	(1.63)	$ 7.30	6.12%
12/31/2014	$10.07	(0.07)	1.35	1.28	(0.21)	(2.73)	(2.94)	$ 8.41	12.49%
12/31/2013	$ 8.92	(0.07)	3.26	3.19	(0.16)	(1.88)	(2.04)	$10.07	36.06%
Institutional Class
06/29/2018(Unaudited)	$ 8.65	0.01	0.42	0.43	(0.00) (e)	-	(0.00) (e)	$ 9.08	4.98% (d)
12/31/2017	$ 8.11	0.01	2.01	2.02	(0.12)	(1.36)	(1.48)	$ 8.65	24.99%
12/31/2016	$ 8.43	0.01	0.54	0.55	(0.02)	(0.85)	(0.87)	$ 8.11	6.47%
12/31/2015 (f)	$10.00	0.01	0.07	0.08	(0.08)	(1.57)	(1.65)	$ 8.43	0.62% (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income (loss) to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/29/2018 (Unaudited)	$765,752	1.02% (h)	1.02% (h)	(0.12%) (h)	20% (d)
12/31/2017	$810,369	1.03%	1.02%	(0.25%)	37%
12/31/2016	$709,682	1.04%	1.03%	(0.21%)	42%
12/31/2015	$748,656	1.03%	1.03%	(0.29%)	35%
12/31/2014	$847,059	1.03%	1.03%	(0.39%)	28%
12/31/2013	$845,389	1.03%	1.03%	(0.42%)	29%
Class L
06/29/2018 (Unaudited)	$ 37,154	1.35% (h)	1.27% (h)	(0.37%) (h)	20% (d)
12/31/2017	$ 33,384	1.38%	1.28%	(0.50%)	37%
12/31/2016	$ 36,235	1.37%	1.30%	(0.47%)	42%
12/31/2015	$ 16,835	1.42%	1.30%	(0.53%)	35%
12/31/2014	$ 8,237	1.80%	1.30%	(0.67%)	28%
12/31/2013	$ 6,117	2.65%	1.30%	(0.65%)	29%
Institutional Class
06/29/2018 (Unaudited)	$711,704	0.67% (h)	0.67% (h)	0.24% (h)	20% (d)
12/31/2017	$580,994	0.68%	0.67%	0.11%	37%
12/31/2016	$353,298	0.69%	0.68%	0.14%	42%
12/31/2015 (f)	$228,848	0.67% (h)	0.67% (h)	0.10% (h)	35%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Amount was less than $0.01 per share.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-five funds. Interests in the Great-West T. Rowe Price Mid Cap Growth Fund (the Fund) are included herein.The investment objective of the Fund is to seek long-term capital appreciation. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.

Semi-Annual Report - June 29, 2018

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 29, 2018, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the end of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 1,400,702,442	$ —	$ 3,252,288	$ 1,403,954,730
Convertible Preferred Stock	—	—	5,467,470	5,467,470
Short Term Investments	—	119,989,133	—	119,989,133
Total Assets	$ 1,400,702,442	$ 119,989,133	$ 8,719,758	$ 1,529,411,333

Semi-Annual Report - June 29, 2018

Restricted Securities
Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments for passive foreign investment corporations and foreign currency reclassifications.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 29, 2018 were as follows:
Federal tax cost of investments	$1,209,161,800
Gross unrealized appreciation on investments	370,925,377
Gross unrealized depreciation on investments	(50,675,844)
Net unrealized appreciation on investments	$320,249,533

Semi-Annual Report - June 29, 2018

2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.66% of the Fund’s average daily net assets. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.67% of the Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees, distribution fees and certain extraordinary expenses (the “Expense Limit”). The agreement’s current term ends on April 30, 2019 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years, if the Fund's other expenses including such recoupment do not exceed the Expense Limit. At June 29, 2018, the amounts subject to recoupment were as follows:
Balance of Recoupable Expenses as of June 29, 2018	Balance of Recoupable Expenses as of December 31, 2017	Recoupment of Past Reimursed Fees by the Adviser
$36,833	$69,889	$0
The Adviser and Great-West Funds have entered into a sub-advisory agreement with T. Rowe Price Associates, Inc. The Fund is not responsible for payment of the sub-advisory fees. The Adviser is responsible for compensating the Sub-Adviser for its services.
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-five funds for which they serve as directors was $555,000 for the period ended June 29, 2018.
3.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 29, 2018, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $286,719,957 and $306,531,023, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

Semi-Annual Report - June 29, 2018

4.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. The Fund had no securities on loan as of June 29, 2018.
5.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semi-Annual Report - June 29, 2018

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 20, 2018 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Company, GWCM and T. Rowe Price Associates, Inc. (the “Sub-Adviser”).
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West T. Rowe Price Mid Cap Growth Fund (the “Fund”) in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and re-investments of the assets of the Fund, which includes making decisions to buy, sell or hold any particular security.
On March 27-28, 2018, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements”), and met separately with representatives of Access Data Corp., a subsidiary of Broadridge Financial Solutions, Inc. (collectively, “Broadridge”), an independent provider of investment company data,1 with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”), and with GWCM to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.
In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its disaster recovery procedures including cyber security risk mitigation, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.
Investment Performance
The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Investor Class and Institutional Class (Investor Class, through April 30, 2015) as compared against its benchmark index and the performance of a peer group of funds selected by Broadridge. This information included annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2017. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the applicable benchmark and peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.
The Board noted that for the one-, three-, five- and ten-year periods ended December 31, 2017, the Fund’s Investor Class was in the third, first, first, and first quartiles of its peer group, respectively (the first quartile being the best performers and the fourth quartile being the worst performers), and the Fund’s Institutional Class was in the second, first, first and first quartiles, respectively. The Board also considered that, although the Fund underperformed its benchmark for the one-year period ended December 31, 2017, it outperformed its benchmark for the three-, five-, and ten-year periods ended December 31, 2017. Accordingly, the Board determined that it was satisfied with the investment performance of the Fund.
Costs and Profitability
The Board considered the costs of services provided by GWCM from its relationship with the Fund. The Board also reviewed an analysis provided by the Independent Fee Consultant that assessed the fees retained by GWCM. With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that, effective May 1, 2017, the structure of the investment management fee payable by the Fund changed to a structure in which GWCM absorbs the costs associated with fund accounting, which were previously paid directly by the Fund in its investment management fee and noted that GWCM’s investment management fee increased commensurate with the costs of these services as of December 31, 2015. The Board further noted that GWCM has contractually agreed for a one-year renewable term, through April 30, 2019, to limit the fees and expenses of the Fund to the total expense ratio of the Fund as of December 31, 2015 and that in the future GWCM may only increase the expense limit with the approval of the Board.
The Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser and that such fee was negotiated at arm’s length between GWCM and the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, and of the entire Lipper peer universe. Specifically, the Board considered for each Class (i) the Fund’s management fee as provided in the Advisory Agreement (the

“Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds, and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer groups and peer universe.
Based on the information provided, the Board noted that the Fund’s Contractual Management Fee for each Class was lower than the median and average contractual management fee of its respective peer group of funds. The Board further noted that the Fund’s total annual operating expense ratio for each Class was below the average and median total annual operating expense ratio of the funds in its respective peer group of funds and peer universe of funds and that the Fund’s total annual operating expense ratio was in the first quartile of its respective peer group of funds (with the first quartile being the lowest expenses and the fourth quarter being the highest expenses).
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. The Board also received information regarding the fees charged by the Sub-Adviser to separate accounts and other products managed by the Sub-Adviser in the same investment style as the Fund and noted that, based on the information provided by the Sub-Adviser, any fees charged by the Sub-Adviser to these other accounts were competitive with the fee charged to GWCM for the Fund.
The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements from GWCM and the Sub-Adviser and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes, as well as an analysis provided by the Independent Fee Consultant related to the reasonableness of the complex level profits estimated to have been realized by GWCM as compared to such advisers. The Board considered that, while GWCM’s profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. The Board also considered the Sub-Adviser’s representation that profits related to the Fund versus other advisory accounts could not be itemized because management and personnel time and services are not allocated among the various types of accounts and noted that, since the agreement with the Sub-Adviser is arm’s length, such information regarding the Sub-Adviser was not relevant to its consideration of the continuation of the Sub-Advisory Agreement. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded that, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted that the Sub-Adviser received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Fund’s brokerage to such brokers. The Board noted where services were provided to the Fund by affiliates of GWCM, including, in particular the shareholder services provided by GWCM’s parent company, Great-West Life and Annuity Insurance Company (“GWLA”). The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWLA and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreements continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	EXHIBITS.
(a)  (1) Not required in filing.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:August 23, 2018
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:August 23, 2018
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 23, 2018